TAX MATTERS - DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Translation difference	$ 928	$ (15,873)
Deferred tax assets	110,102	90,850	$ 99,631
Deferred tax liabilities			$ 20,378
Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement		31,605
Deferred tax assets	20,542	31,605
Deferred tax liabilities	9,202	735
Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement		(13,010)
Deferred tax assets	8,623	13,010
Deferred tax liabilities	470	159
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Translation difference	565	5,381
Deferred tax assets	45,949	36,546
Unused tax losses [member] | Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement		3,545
Deferred tax assets	9,647	3,545
Unused tax losses [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement		(5,123)
Deferred tax assets	1,175	5,123
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Translation difference	(568)	855
Deferred tax assets	6,813	7,337
Unused tax credits [member] | Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement		2,027
Deferred tax assets	73	2,027
Unused tax credits [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement		(120)
Deferred tax assets	29	120
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Translation difference	565	(22,109)
Deferred tax assets	62,438	58,470
Deferred tax liabilities	5,098	11,503
Temporary differences [member] | Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement		26,033
Deferred tax assets	10,822	26,033
Deferred tax liabilities	9,202	735
Temporary differences [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement		(7,767)
Deferred tax assets	7,419	7,767
Deferred tax liabilities	$ 470	$ 159